Investment in associate (Tables)	12 Months Ended
Jul. 31, 2025
Investment in associate [Abstract]
Summarized Balance Sheet
Summarized balance sheet

July 31, 2025
ASSETS
Cash	$21,047
Due from related parties	110,040
Start-up costs, net	105,589
Total assets	$236,676

LIABILITIES
Accounts payable and accrued liabilities	$211,942
Convertible notes	1,286,050
Total liabilities	$1,497,992

Summarized Statement of Loss
Summarized statement of loss

November 6, 2024 to July 31, 2025
Operating expenses
Consulting expenses	$646,799
Engineering	2,855
General and administrative expenses	6,057
Guaranteed payments	316,278
Legal and professional fees	10,185
Travel	7,310
Amortization	1,763
Total operating expenses	(991,247)

Interest expenses	(32,775)
Net loss	$(1,024,022)

Continuity of Company's Investment in Associate
A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(512,011)
Balance as at July 31, 2025	$707,989